John Hancock
California Municipal Bond Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 102.7%				$453,665,619
(Cost $445,316,447)
California 95.3%				420,929,070
ABC Unified School District Election of 2018, Series C, GO	5.000	08-01-43	2,085,000	2,373,419
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,461,517
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,097,687
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,944,770
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,150,000	2,357,725
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	65,000	65,431
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.231	08-01-38	1,000,000	557,070
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.125	07-01-41	1,000,000	983,389
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	535,000	537,999
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.375	07-01-49	965,000	968,057
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,835,180
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,305,000	1,320,967
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	1,500,000	1,623,978
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	5,000,000	5,392,116
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	1,040,000	1,057,219
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,073,964
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,607,054
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	1,500,000	1,535,911
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	480,000	480,458
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,500,256
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	932,569
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,175,000	1,186,075
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	430,678
California Educational Facilities Authority Stanford University, Series U-4	5.000	06-01-43	5,000	6,197
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	1,295,000	1,605,383
California Educational Facilities Authority Stanford University, Series V-2	5.000	04-01-51	3,305,000	4,095,003
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,000,736
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,080,512
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-40	430,000	$435,622
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-50	350,000	351,899
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-55	240,000	240,862
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	290,000	278,545
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	423,957
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-37	100,000	113,451
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-38	125,000	140,635
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-39	100,000	111,810
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-40	150,000	166,792
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-41	125,000	138,199
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	417,967
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-43	85,000	92,984
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	542,488
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,053,410
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,685,000	1,772,904
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-42	1,000,000	1,114,543
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	925,000	1,024,995
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,850,000	1,848,515
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	440,000	473,557
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-54	1,030,000	1,133,153
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-37	15,000	15,530
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	575,000	587,822
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	400,000	385,414
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	650,000	660,272
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,550,000	1,575,991
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-40	850,000	960,316
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-54	1,000,000	1,078,053
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,038,632
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,467,413
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	750,000	800,679
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	750,000	$795,504
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-58	1,000,000	1,055,302
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	970,000	970,844
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	700,000	709,800
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,515,000	1,490,020
California Housing Finance Agency Series A	4.250	01-15-35	922,063	963,694
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	1,039,628
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	343,351
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	1,000,000	1,073,526
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,706,567
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,190,000	1,165,723
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	981,652
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	750,000	751,843
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	400,000	397,544
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	445,000	427,673
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	1,000,000	995,952
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-54	1,000,000	1,074,824
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,450,000	1,546,289
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	844,454
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	725,000	774,922
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,505,432
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	527,311
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	779,226
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	2,030,000	1,911,804
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	377,858
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,013,911
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	770,106
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-36	25,000	25,255
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,445,000	1,444,949
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,570,449
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	625,000	$681,953
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	1,037,519
California Municipal Finance Authority South Central Los Angeles Regional Center Project	4.000	12-01-43	470,000	455,449
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.000	05-01-34	270,000	281,900
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.500	05-01-44	275,000	285,324
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.750	05-01-54	390,000	405,858
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.875	05-01-59	395,000	412,691
California Municipal Finance Authority Stream Charter School Project, Series A (C)	5.000	06-15-41	925,000	905,395
California Municipal Finance Authority Turning Point Schools (C)	5.000	06-01-34	450,000	464,293
California Municipal Finance Authority Turning Point Schools (C)	5.500	06-01-54	1,250,000	1,253,621
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,600,000	1,604,044
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.000	06-15-34	500,000	531,485
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.500	06-15-39	600,000	643,272
California Municipal Finance Authority Westside Neighborhood School Project (C)	6.200	06-15-54	550,000	592,658
California Municipal Finance Authority Westside Neighborhood School Project (C)	6.375	06-15-64	2,000,000	2,165,379
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,017,581
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	07-01-39	2,000,000	2,094,842
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	3,000,000	3,101,579
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,993,001
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,693,772
California Public Finance Authority Enso Village Project, Series A (C)	5.000	11-15-51	1,025,000	947,875
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,000,000	1,004,765
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	500,000	561,098
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	910,000	948,867
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-44	685,000	644,478
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-54	1,000,000	901,034
California School Finance Authority Aspire Public Schools (C)	5.000	08-01-41	1,375,000	1,382,909
California School Finance Authority Camino Nuevo Charter Academy (C)	5.000	06-01-43	820,000	837,337
California School Finance Authority Granada Hills Charter High School Obligated Group (C)	5.000	07-01-43	750,000	759,218
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (C)	5.000	07-01-54	525,000	546,967
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (C)	5.000	07-01-64	1,000,000	$1,034,062
California School Finance Authority Hawking Steam Charter School (C)	5.250	07-01-52	500,000	511,938
California School Finance Authority John Adams Academies, Series A (C)	5.125	07-01-62	1,000,000	977,860
California School Finance Authority KIPP LA Project, Series A (C)	5.000	07-01-47	1,500,000	1,516,810
California School Finance Authority New Designs Charter School, Series A (C)	4.250	06-01-34	775,000	779,023
California School Finance Authority New Designs Charter School, Series A (C)	5.000	06-01-54	200,000	201,122
California School Finance Authority New Designs Charter School, Series A (C)	5.000	06-01-64	300,000	299,977
California School Finance Authority Sonoma County Junior College Project, Series A (C)	4.000	11-01-41	1,000,000	934,924
California School Finance Authority Sonoma County Junior College Project, Series A (C)	4.000	11-01-55	580,000	496,185
California School Finance Authority Stem Preparatory School (C)	5.000	06-01-43	750,000	772,866
California School Finance Authority Value Schools, Series A (C)	5.250	07-01-48	500,000	519,194
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	1,009,133
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-39	800,000	920,076
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-49	1,300,000	1,443,385
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,528,642
California State University Series A	3.000	11-01-52	575,000	459,710
California State University Series A	4.000	11-01-49	4,600,000	4,604,027
California State University Series A	5.250	11-01-48	1,000,000	1,138,672
California State University Series A	5.250	11-01-53	250,000	282,393
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,824,465
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,462,297
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,065,837
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,077,164
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-34	185,000	197,016
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	351,541
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	815,156
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	1,790,000	1,757,782
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,081,408
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,862,581
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	760,955
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	$568,961
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	870,965
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	625,000	625,345
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	770,000	753,460
California Statewide Communities Development Authority John Muir Health, Series A	5.000	12-01-49	3,595,000	3,940,329
California Statewide Communities Development Authority John Muir Health, Series A	5.250	12-01-54	2,000,000	2,238,116
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	1,518,444
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	956,930
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(C)	9.629	06-01-55	12,000,000	681,647
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,595,000	1,627,970
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,915,000	1,954,585
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	850,000	851,728
Carson Public Financing Authority Lease Revenue	5.000	06-01-44	925,000	1,033,465
Carson Public Financing Authority Lease Revenue	5.000	06-01-49	4,925,000	5,402,467
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,262,867
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	2,214,360
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.696	08-01-36	250,000	161,200
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.120	08-01-40	400,000	208,405
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (C)	4.000	09-01-42	250,000	238,290
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (C)	5.000	09-01-52	900,000	905,305
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	400,000	446,741
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	777,648
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	265,000	260,542
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	1,000,000	967,193
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	1,051,908
City of Irvine Community Facilities District No. 2013-3, Great Park	5.000	09-01-49	1,730,000	1,730,000
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	280,000	280,472
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	875,000	876,960
City of Long Beach Water Revenue	4.000	05-01-54	1,475,000	1,451,164
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	450,000	482,655
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	$534,252
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	1,885,000	1,859,681
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	969,121
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,353,793
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,300,000	1,245,838
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	5.250	05-15-48	500,000	516,804
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	768,451
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	967,116
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	740,040
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,052,348
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	543,862
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,974,772
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	91,817
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	1,000,000	988,840
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	2,263,921
City of San Francisco Public Utilities Commission Water Revenue Series A	4.000	11-01-39	1,000,000	1,002,360
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	725,000	783,655
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	567,688
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	610,744
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	562,917
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,075,632
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,133,989
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,155,000	1,256,030
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	998,559
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,039,113
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	1,300,000	988,618
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (C)	3.500	10-01-46	500,000	419,195
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (C)	4.000	10-01-56	1,000,000	816,067
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (C)	3.125	07-01-56	1,500,000	1,052,032
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (C)	3.000	03-01-57	1,200,000	875,893
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (C)	4.000	08-01-56	1,185,000	$1,064,415
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (C)	4.000	07-01-56	600,000	469,764
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	1,000,000	1,009,514
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,555,484
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,035,000	1,052,453
El Monte City School District Election of 2008, Series C, GO (A)	4.000	08-01-47	100,000	99,630
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	737,604
Encinitas Public Financing Authority	4.000	10-01-49	1,010,000	1,002,376
Encinitas Public Financing Authority	4.000	10-01-54	1,000,000	983,211
Encinitas Public Financing Authority	5.000	10-01-39	175,000	201,109
Encinitas Public Financing Authority	5.000	10-01-40	180,000	205,352
Encinitas Public Financing Authority	5.000	10-01-41	190,000	214,570
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	2,043,439
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	1,250,000	1,244,666
Gavilan Joint Community College District Election of 2018, Series C, GO	4.000	08-01-50	2,000,000	1,972,046
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.211	06-01-66	15,650,000	1,820,142
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,594,819
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	205,000	228,885
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,104,611
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,194,801
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	780,328
Inland Valley Development Agency Series A	5.000	09-01-44	25,000	25,090
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,709,433
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	453,369
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	643,730
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,047,291
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,337,730
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	200,000	202,389
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-43	100,000	100,737
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	750,000	737,005
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	375,645
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,100,703
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	$14,867
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,080,000	999,783
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	1,000,000	993,055
Los Angeles County Public Works Financing Authority Series H	5.250	12-01-53	3,000,000	3,377,334
Los Angeles Department of Water & Power Series A	5.000	07-01-43	2,500,000	2,833,981
Los Angeles Department of Water & Power Series C	5.000	07-01-51	2,000,000	2,167,107
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,092,696
Los Angeles Unified School District Series A, GO	5.000	07-01-34	3,500,000	4,225,864
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,828,531
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,730,000	1,745,607
Menlo Park City School District, GO	4.000	07-01-38	255,000	278,611
Menlo Park City School District, GO	4.000	07-01-39	300,000	325,258
Menlo Park City School District, GO	4.000	07-01-40	600,000	644,994
Menlo Park City School District, GO	4.000	07-01-41	1,000,000	1,068,074
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,030,218
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,625,752
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	1,003,139
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.101	08-01-45	3,010,000	1,282,805
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,943,458
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,515,755
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,674,094
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	1,979,485
Oak Valley Hospital District Series A	4.000	11-01-36	25,000	18,669
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,291,988
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,601,861
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	518,914
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	753,778
Pacifica School District Series C, GO (A)(B)	2.990	08-01-26	1,000,000	944,315
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,500,000	2,480,429
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	1,004,835
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	500,000	537,953
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,250,000	1,228,925
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	$2,220,524
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,469,159
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	1,500,000	1,511,870
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,083,292
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,017,621
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	1,014,285
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	500,000	543,207
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,056,771
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	511,411
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	508,696
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,171,568
Riverside County Public Financing Authority Redevelopment Project Area No.1, Series A (A)	5.000	10-01-37	500,000	581,616
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	2,035,000	1,979,135
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	1,500,000	1,468,865
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	1,000,000	1,121,890
Sacramento Municipal Utility District Series H	4.000	08-15-45	650,000	654,649
Sacramento Municipal Utility District Series M	5.000	11-15-39	1,000,000	1,171,672
Sacramento Municipal Utility District Series M	5.000	11-15-54	1,000,000	1,115,674
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (A)	4.000	08-01-53	45,000	43,998
Salinas Union High School District Certificates of Participation, Workforce Housing Project (A)	4.125	06-01-42	125,000	127,180
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,182,218
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,178,460
San Bernardino Community College District Election of 2002, Series D, GO (B)	2.943	08-01-33	2,000,000	1,538,320
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.231	08-01-44	1,530,000	662,223
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,984,935
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,956,425
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	985,828
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-54	2,000,000	2,214,567
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.598	07-01-33	205,000	149,341
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,495,323
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Diego Unified School District Election of 2012, Series ZR-5C, GO	5.000	07-01-39	1,000,000	$1,151,234
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	2,415,000	2,399,315
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	2,810,000	2,895,044
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	7,305,000	7,375,757
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,693,129
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	10,000	10,314
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	780,000	746,388
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,094,041
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-39	1,530,000	1,599,802
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,470,000	1,507,689
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,705,000	1,747,222
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	1,875,000	1,924,750
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,515,116
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,105,000	1,090,674
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,206
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	986,866
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,500,000	1,684,329
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	1,023,224
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,110,901
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,650,491
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,042,199
San Mateo Foster City School District Series B, GO	4.000	08-01-51	1,000,000	991,143
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	993,631
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	558,001
San Ysidro School District Series A, GO (A)	4.000	08-01-43	1,320,000	1,319,539
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	2,027,400
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,105,132
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	1,010,900
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	877,238
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,450,567
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	$1,169,600
Santa Monica-Malibu Unified School District Election of 2018, Series B, GO	3.000	08-01-38	35,000	32,348
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,778,055
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,500,000	1,486,345
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,069,191
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	1,750,000	1,946,907
State of California Various Purpose, GO	5.000	03-01-32	2,075,000	2,311,944
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,249,587
State of California Various Purpose, GO	5.000	11-01-42	4,000,000	4,477,966
State of California Various Purpose, GO	5.000	10-01-45	1,100,000	1,224,423
State of California, GO	4.000	09-01-52	2,000,000	2,000,402
Stockton Community Facilities District Imporvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	570,635
Stockton Unified School District, GO (A)	5.000	08-01-38	905,000	1,059,914
Stockton Unified School District, GO (A)	5.000	08-01-41	500,000	575,141
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,192,606
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	500,000	521,620
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	879,762
Tobacco Securitization Authority of Southern California Tobacco Settlement, Series B1-2	5.000	06-01-48	1,790,000	1,814,409
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	367,440
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	985,355
University of California Series AZ	5.000	05-15-48	1,500,000	1,573,685
University of California Series BK	5.000	05-15-52	1,720,000	1,872,349
University of California Series BM	5.000	05-15-39	1,000,000	1,149,518
University of California Series BV	5.000	05-15-43	1,000,000	1,141,681
University of California Series BV	5.000	05-15-44	500,000	568,198
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,325,038
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,545,966
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,113,704
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,761,572
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,014,692
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,110,589
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	190,000	187,209
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Connecticut 0.2%				$954,617
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	954,617
District of Columbia 0.5%				2,233,698
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.375	07-15-59	2,250,000	2,233,698
Florida 0.2%				970,231
Halifax Hospital Medical Center Daytona Beach	4.250	06-01-54	1,000,000	970,231
Indiana 0.2%				825,286
Kokomo Redevelopment Authority (A)	4.000	08-01-42	820,000	825,286
Massachusetts 0.2%				866,668
Massachusetts Housing Finance Agency Series B	4.500	06-01-56	875,000	866,668
North Carolina 0.5%				2,306,679
County of Johnston Water & Sewer System Revenue	4.000	04-01-54	2,345,000	2,306,679
Ohio 0.8%				3,773,529
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,495,000	1,373,835
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	899,211
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,500,000	1,500,483
Puerto Rico 1.9%				8,257,624
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.383	11-01-43	4,705,015	2,975,922
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	2,500,000	2,317,729
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.056	07-01-46	3,825,000	1,282,677
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.317	07-01-51	3,450,000	842,024
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	839,272
South Carolina 0.3%				1,139,384
Spartanburg County School District No. 5, GO	3.000	03-01-35	1,205,000	1,139,384
South Dakota 0.6%				2,742,911
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-44	2,810,000	2,742,911
Texas 1.5%				6,584,232
City of Pearland Series C, GO	4.250	09-01-54	2,000,000	1,957,943
Corpus Christi Independent School District, GO	4.000	08-15-54	1,000,000	953,148
New Caney Independent School District, GO	4.000	02-15-49	900,000	865,437
New Caney Independent School District, GO	4.000	02-15-54	1,000,000	947,872
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000	08-01-54	1,000,000	955,313
Waxahachie Independent School District, GO	4.000	02-15-53	955,000	904,519
Virgin Islands 0.5%				2,081,690
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,081,690

14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Closed-end funds 0.3%		$1,244,300
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,244,300

	Yield (%)	Shares	Value
Short-term investments 1.9%			$8,242,794
(Cost $8,242,730)
Short-term funds 1.9%
John Hancock Collateral Trust (E)	5.2747(F)	824,312	8,242,794
Total investments (Cost $454,599,019) 104.9%			$463,152,713
Other assets and liabilities, net (4.9%)			(21,594,603)
Total net assets 100.0%			$441,558,110

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-24.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.2
Build America Mutual Assurance Company	5.1
California Mortgage Insurance	0.7
National Public Finance Guarantee Corp.	0.2
TOTAL	12.2
The fund had the following sector composition as a percentage of total investments on 8-31-24:
General obligation bonds	26.2%
Revenue bonds	71.7%
Other revenue	16.9%
Health care	12.5%
Education	9.6%
Facilities	6.1%
Airport	5.4%
Water and sewer	5.3%
Housing	4.3%
Tobacco	3.5%
Utilities	3.5%
Development	2.3%
Transportation	1.9%
Pollution	0.4%
Closed-end funds	0.3%
Short-term investments	1.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$453,665,619	—	$453,665,619	—
Closed-end funds	1,244,300	$1,244,300	—	—
Short-term investments	8,242,794	8,242,794	—	—
Total investments in securities	$463,152,713	$9,487,094	$453,665,619	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	824,312	$3,328,510	$48,545,579	$(43,632,558)	$1,300	$(37)	$119,905	—	$8,242,794
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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